UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02021

Deutsche Securities Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  3/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2015 (Unaudited)

Deutsche Real Estate Securities Income Fund

	Shares	Value ($)

Common Stocks 79.4%
Real Estate Investment Trust (“REITs”) 79.4%
Apartments 9.8%
Associated Estates Realty Corp.	14,550	359,094
AvalonBay Communities, Inc.	1,566	272,876
Camden Property Trust	3,100	242,203
Education Realty Trust, Inc.	12,000	424,560
Equity Residential	12,550	977,143
Home Properties, Inc.	4,700	325,663

		2,601,539
Diversified 21.5%
Artis Real Estate Investment Trust	54,568	645,398
Cominar Real Estate Investment Trust	33,760	511,511
Crombie Real Estate Investment Trust	50,180	534,070
Digital Realty Trust, Inc.	4,980	328,481
Dream Office Real Estate Investment Trust (a)	28,820	599,587
Duke Realty Corp.	19,300	420,161
DuPont Fabros Technology, Inc.	11,550	377,454
H&R Real Estate Investment Trust (Units)	27,200	501,027
Lexington Realty Trust	27,570	271,013
Liberty Property Trust	10,810	385,917
Retail Properties of America, Inc. "A"	13,280	212,878
Vornado Realty Trust	5,350	599,200
Washington Real Estate Investment Trust	11,420	315,535

		5,702,232
Health Care 11.8%
HCP, Inc.	9,670	417,841
Healthcare Realty Trust, Inc.	19,270	535,321
Healthcare Trust of America, Inc. "A"	26,340	733,832
National Health Investors, Inc.	10,450	742,054
Omega Healthcare Investors, Inc. (a)	16,870	684,416

		3,113,464
Hotels 2.2%
DiamondRock Hospitality Co.	18,060	255,188
Hospitality Properties Trust	9,905	326,766

		581,954
Industrial 2.5%
Prologis, Inc.	10,800	470,448
Terreno Realty Corp.	8,910	203,148

		673,596
Manufactured Homes 1.3%
Sun Communities, Inc.	5,050	336,936
Office 8.4%
BioMed Realty Trust, Inc.	25,180	570,579
Brandywine Realty Trust	36,230	578,955
Highwoods Properties, Inc.	6,270	287,040
New York REIT, Inc.	26,670	279,502
Parkway Properties, Inc.	10,980	190,503
Piedmont Office Realty Trust, Inc. "A"	17,180	319,720

		2,226,299
Regional Malls 7.3%
CBL & Associates Properties, Inc.	43,000	851,400
General Growth Properties, Inc.	5,570	164,593
Pennsylvania Real Estate Investment Trust	11,330	263,196
Simon Property Group, Inc.	2,740	536,054
Taubman Centers, Inc.	1,610	124,179

		1,939,422
Shopping Centers 9.1%
Alexander's, Inc.	670	305,909
Calloway Real Estate Investment Trust	23,320	535,796
Equity One, Inc.	12,680	338,429
Federal Realty Investment Trust	3,430	504,930
Kite Realty Group Trust	9,700	273,249
Weingarten Realty Investors	12,200	438,956

		2,397,269
Specialty Services 4.4%
Agree Realty Corp.	9,470	312,226
National Retail Properties, Inc.	10,760	440,837
Spirit Realty Capital, Inc.	33,500	404,680

		1,157,743
Storage 1.1%
Extra Space Storage, Inc.	4,210	284,470

Total Common Stocks (Cost $21,474,043)		21,014,924
Preferred Stocks 20.2%
Real Estate Investment Trust (“REITs”) 20.2% Diversified 0.8%
Digital Realty Trust, Inc. "E"	7,890	205,535
Hotels 2.6%
LaSalle Hotel Properties "H"	27,150	698,026
Office 6.3%
American Realty Capital Properties, Inc. "F"	11,460	270,456
Kilroy Realty Corp. "G"	31,750	822,325
Kilroy Realty Corp. "H"	22,380	571,361

		1,664,142
Regional Malls 0.8%
CBL & Associates Properties, Inc. "D"	8,080	204,101
Shopping Centers 2.8%
Kimco Realty Corp. "H"	28,510	730,141
Specialty Services 1.5%
National Retail Properties, Inc. "D"	15,130	397,314
Storage 5.4%
CubeSmart "A"	8,560	230,264
Public Storage "P"	22,710	585,464
Public Storage "O"	24,910	623,995

		1,439,723

Total Preferred Stocks (Cost $5,506,250)		5,338,982
Securities Lending Collateral 4.4%
Daily Asset Fund Institutional, 0.11% (b) (c) (Cost $1,161,558)	1,161,558	1,161,558
Cash Equivalents 1.4%
Central Cash Management Fund, 0.08% (b) (Cost $388,587)	388,587	388,587

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $28,530,438) †	105.4	27,904,051
Other Assets and Liabilities, Net	(5.4)	(1,435,561)

Net Assets	100.0	26,468,490

Portfolio holdings in real estate entities outside the United States are generally organized as either corporations, trusts or partnerships subject to the tax laws of their country of domicile.
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†
The cost for federal income tax purposes was $28,674,441.  At March 31, 2015, net unrealized depreciation for all securities based on tax cost was $770,390.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $392,162 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,162,552.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2015 amounted to $1,117,911, which is 4.2% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
At March 31, 2015, open written options on equity securities were as follows:

	Contracts	Expiration Date	Strike Price ($)	Premiums Received ($)	Value ($)(d)
Exchange-traded Call Options
Federal Realty Investment Trust	20	4/17/2015	145.000	2,555	(8,700)
Simon Property Group, Inc.	1,300	5/29/2015	205.000	2,769	(2,769)
Vornado Realty Trust	3,000	5/29/2015	116.750	2,862	(2,862)
Total Exchange-traded Call Options				8,186	(14,331)
Over-the-counter Call Options
Digital Realty Trust, Inc.	3,0001	5/22/2015	70.750	1,804	(1,129)
Duke Realty Corp.	13,0002	4/30/2015	22.000	5,831	(5,162)
Dupont Fabros Technology	7,0001	5/22/2015	35.000	3,592	(2,037)
Equity One, Inc.	12,0002	5/22/2015	28.250	3,007	(3,639)
Equity Residential	8,0001	5/22/2015	84.250	7,430	(2,821)
Extra Space Storage, Inc.	3,0003	4/30/2015	67.500	2,858	(4,364)
HCP, Inc.	6,0003	4/30/2015	43.250	4,050	(6,278)
Healthcare Realty Trust, Inc.	12,0004	5/22/2015	28.500	3,000	(1,296)
Home Properties, Inc.	3,0002	4/30/2015	68.500	2,620	(6,438)
Hospitality Properties Trust	9,0003	4/30/2015	32.000	2,502	(9,491)
New York REIT, Inc.	25,0002	4/30/2015	10.750	3,628	(5,878)
Prologis, Inc.	6,0002	4/30/2015	43.500	3,523	(5,385)
Retail Properties of America, Inc.	12,0003	5/22/2015	16.750	2,440	(1,901)
Weingarten Realty Investors	12,0001	4/30/2015	37.250	6,230	(3,619)
Total Over-the-counter Call Options				52,515	(59,438)
Total				60,701	(73,769)

(d)	Unrealized depreciation on written options on equity securities at March 31, 2015 was $13,068, net of premiums received.
Counterparties:
1	UBS AG
2	Morgan Stanley
3	Bank of America
4	Citigroup, Inc.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2015  in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$21,014,924	$—	$—	$21,014,924
Preferred Stocks (e)	5,338,982	—	—	5,338,982
Short-Term Investments (e)	1,550,145	—	—	1,550,145

Total	$27,904,051	$—	$—	$27,904,051

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Written Options	$(14,331)	$(59,438)	$—	$(73,769)

Total	$(14,331)	$(59,438)	$—	$(73,769)

There have been no transfers between fair value measurement levels during the period ended March 31, 2015.
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2015 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Options
Equity Contracts	$ (13,068)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Real Estate Securities Income Fund, a series of Deutsche Securities Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 22, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 22, 2015